Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
July 31, 2026

Number of Shares		Value
Common Stocks 89.9%
Aerospace & Defense 2.0%
1,753,100	Singapore Technologies Engineering Ltd.	$13,779,288
117,780	Space Exploration Technologies Corp. Class A	12,763,819 *
26,543,107
Broadline Retail 5.5%
267,931	Amazon.com, Inc.	72,764,701 *(a)
Capital Markets 3.0%
455,963	Robinhood Markets, Inc. Class A	39,468,157 *
Chemicals 0.7%
257,300	Shin-Etsu Chemical Co. Ltd.	9,379,592
Communications Equipment 3.6%
32,923	Lumentum Holdings, Inc.	23,505,047 *
55,002	Motorola Solutions, Inc.	23,967,121
47,472,168
Diversified Telecommunication Services 1.3%
726,113	AT&T, Inc.	16,882,127
Electrical Equipment 1.5%
95,702	Bloom Energy Corp. Class A	19,696,429 *
Electronic Equipment, Instruments & Components 2.5%
15,280	Fabrinet	6,653,065 *
33,061	Samsung Electro-Mechanics Co. Ltd.	26,482,192
33,135,257
Entertainment 6.8%
177,659	Live Nation Entertainment, Inc.	30,935,762 *
21,926	Spotify Technology SA	10,961,684 *
102,046	Take-Two Interactive Software, Inc.	24,789,014 *
927,735	Warner Bros Discovery, Inc.	24,399,431 *
91,085,891
Ground Transportation 1.4%
264,753	Uber Technologies, Inc.	18,628,021 *
Household Durables 2.0%
88,810	Garmin Ltd.	26,090,602
Interactive Media & Services 3.4%
43,908	Meta Platforms, Inc. Class A	24,444,023 (a)
145,511	Reddit, Inc. Class A	20,469,032 *
44,913,055
IT Services 1.2%
49,650	MongoDB, Inc.	16,755,882 *
Media 1.7%
275,747	EchoStar Corp. Class A	23,187,565 *
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment 29.4%
40,572	Advanced Micro Devices, Inc.	$19,318,358 *
64,728	Analog Devices, Inc.	23,781,714
18,072	ASML Holding NV	29,439,288
79,187	Broadcom, Inc.	30,825,915
171,300	Kokusai Electric Corp.	7,990,878
106,901	Lam Research Corp.	31,324,131
28,223	Micron Technology, Inc.	23,228,376
91,186	MKS, Inc.	27,123,276
300,036	NVIDIA Corp.	60,232,227
37,487	SK Hynix, Inc.	45,172,663
251,914	STMicroelectronics NV	13,197,774
127,546	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,560,471
124,245	Tower Semiconductor Ltd.	27,292,899 *
		390,487,970
Software 9.5%
41,554	AppLovin Corp. Class A	16,451,229 *
1,727,273	Arctic Wolf Networks, Inc.	19,967,276 *#(b)(c)
39,621	Cadence Design Systems, Inc.	13,471,933 *
57,786	Palantir Technologies, Inc. Class A	7,111,145 *
60,575	Palo Alto Networks, Inc.	20,100,602 *
1,456,020	Superhuman Platform, Inc.	19,073,862 *#(b)(c)
27,046	Synopsys, Inc.	10,514,403 *
128,891	Zscaler, Inc.	19,488,319 *
		126,178,769
Specialty Retail 1.2%
739,663	Chewy, Inc. Class A	16,716,384 *
Technology Hardware, Storage & Peripherals 13.2%
261,115	Apple, Inc.	80,661,035
21,085	Sandisk Corp.	25,614,690 *
127,033	Western Digital Corp.	69,212,660
		175,488,385

Total Common Stocks (Cost $913,541,059)		1,194,874,062
Preferred Stocks 6.9%
Aerospace & Defense 0.1%
18,128	Anduril Industries, Inc., Series H	1,249,973 *#(b)(c)
Entertainment 2.5%
219,568	A24 Films LLC(d)	33,497,294 *#(b)(c)
Software 2.0%
27,042	Celonis SE, Series D	9,999,861 *#(b)(c)
1,009,513	Cybereason, Inc., Series F	504,757 *#(b)(c)
149,962	Cybereason, Inc., Series H	260,551 *#(b)(c)
451,510	Superhuman Platform, Inc., Series 3	11,558,656 *#(b)(c)
1,393,993	Videoamp, Inc., Series F1	4,400,000 *#(b)(c)
		26,723,825
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail 2.3%
14,659	Fabletics LLC, Series G	$26,076,748 *#(b)(c)
28,112	Savage X Fenty, Series C1	67,618 *#(b)(c)
364,903	Savage X Fenty, Series D	4,313,774 *#(b)(c)
		30,458,140
Total Preferred Stocks (Cost $95,686,683)		91,929,232

Short-Term Investments 4.6%
Investment Companies 4.6%
61,112,551	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(e) (Cost $61,112,551)	61,112,551
Total Investments 101.4% (Cost $1,070,340,293)		1,347,915,845
Liabilities Less Other Assets (1.4)%		(18,787,774)(f)
Net Assets Applicable to Common Stockholders 100.0%		$1,329,128,071

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $130,970,370, which represents 9.9% of net assets applicable to common stockholders of the Fund.

(d)	Security represented in Units.
(e)	Represents 7-day effective yield as of July 31, 2026.
(f)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2026 amounted to $130,970,370, which represents 9.9% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2026	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2026
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$33,497,294	2.5%
Anduril Industries, Inc. Series H	4/28/2026	1,249,973	1,249,973	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,967,276	1.5%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	9,999,861	0.8%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	5,000,000	504,757	0.1%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025-11/20/2025	94,744	260,551	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	14,659,000	26,076,748	2.0%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	4,999,993	67,618	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	848,551	4,313,774	0.3%
Superhuman Platform, Inc. Class A	12/23/2021	38,165,051	19,073,862	1.4%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	11,558,656	0.9%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	4,400,000	0.3%
Total		$152,851,737	$130,970,370	9.9%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$1,055,855,184	79.4%
Korea	71,654,855	5.4%
Taiwan	51,560,471	3.9%
Netherlands	29,439,288	2.2%
Israel	27,292,899	2.1%
Singapore	26,977,062	2.0%
Japan	17,370,470	1.3%
Thailand	6,653,065	0.5%
Short-Term Investments and Other Liabilities—Net	42,324,777	3.2%
	$1,329,128,071	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At July 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Amazon.com, Inc.	144	$(3,910,752)	$290	8/7/2026	$(10,512)
Capital Markets
Robinhood Markets, Inc.	322	(2,787,232)	150	8/7/2026	(2,254)
Robinhood Markets, Inc.	319	(2,761,264)	160	8/7/2026	(2,871)
					(5,125)
Communications Equipment
Lumentum Holdings, Inc.	44	(3,141,336)	1,210	8/7/2026	(704)
Lumentum Holdings, Inc.	42	(2,998,548)	1,240	8/7/2026	(882)
Motorola Solutions, Inc.	86	(3,747,450)	460	8/21/2026	(57,190)
					(58,776)
Diversified Telecommunication Services
AT&T, Inc.	1,658	(3,854,850)	24	8/7/2026	(18,238)
Space Exploration Technologies Corp.	256	(2,774,272)	225	8/7/2026	(12,800)
Space Exploration Technologies Corp.	268	(2,904,316)	235	8/7/2026	(13,400)
					(44,438)
Electronic Equipment, Instruments & Components
Fabrinet	74	(3,222,034)	760	8/21/2026	(18,870)(a)(b)
Fabrinet	67	(2,917,247)	770	8/21/2026	(1,340)
					(20,210)
Entertainment
Live Nation Entertainment, Inc.	198	(3,447,774)	200	8/7/2026	(22,572)(a)(b)
Spotify Technology SA	74	(3,699,556)	590	8/7/2026	(19,499)
Take-Two Interactive Software, Inc.	292	(7,093,264)	285	8/7/2026	(30,660)
Take-Two Interactive Software, Inc.	150	(3,643,800)	290	8/7/2026	(15,375)
					(88,106)
Ground Transportation
Uber Technologies, Inc.	496	(3,489,856)	85	8/7/2026	(2,976)
Household Durables
Garmin Ltd.	148	(4,347,944)	270	8/21/2026	(390,720)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Interactive Media & Services
Meta Platforms, Inc.	54	$(3,006,234)	$805	8/7/2026	$(297)
Reddit, Inc.	189	(2,658,663)	265	8/7/2026	(1,701)
Reddit, Inc.	177	(2,489,859)	300	8/7/2026	(885)
					(2,883)
IT Services
MongoDB, Inc.	105	(3,543,540)	410	8/7/2026	0(a)(b)
Media
AppLovin Corp.	162	(6,413,580)	625	8/7/2026	(4,374)(a)(b)
AppLovin Corp.	80	(3,167,200)	670	8/7/2026	(400)(a)(b)
EchoStar Corp.	375	(3,153,375)	120	8/7/2026	(3,375)
					(8,149)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	65	(3,094,975)	750	8/7/2026	(1,852)
Advanced Micro Devices, Inc.	64	(3,047,360)	830	8/7/2026	(1,024)
Analog Devices, Inc.	91	(3,343,431)	460	8/7/2026	0(a)(b)
ASML Holding NV	20	(3,258,000)	2,180	8/7/2026	(2,050)
Broadcom, Inc.	91	(3,542,448)	480	8/7/2026	(1,365)
Lam Research Corp.	107	(3,135,314)	470	8/7/2026	(749)(a)(b)
Lam Research Corp.	103	(3,018,106)	490	8/7/2026	0(a)(b)
Micron Technology, Inc.	36	(2,962,908)	1,430	8/7/2026	(414)
Micron Technology, Inc.	36	(2,962,908)	1,570	8/7/2026	(252)
MKS, Inc.	99	(2,944,755)	510	8/21/2026	(1,980)(a)(b)
NVIDIA Corp.	169	(3,392,675)	240	8/7/2026	(423)
Taiwan Semiconductor Manufacturing Co. Ltd.	84	(3,395,700)	515	8/7/2026	(420)
Tower Semiconductor Ltd.	139	(3,053,413)	335	8/7/2026	(33,707)(a)(b)
Tower Semiconductor Ltd.	138	(3,031,446)	370	8/7/2026	0(a)(b)
					(44,236)
Software
Palantir Technologies, Inc.	530	(6,522,180)	165	8/7/2026	(10,865)
Palo Alto Networks, Inc.	102	(3,384,666)	430	8/7/2026	(2,040)
Synopsys, Inc.	166	(6,453,416)	505	8/7/2026	0(a)(b)
Zscaler, Inc.	233	(3,522,960)	185	8/7/2026	(233)
					(13,138)
Technology Hardware, Storage & Peripherals
Apple, Inc.	103	(3,181,773)	365	8/21/2026	(1,030)
Apple, Inc.	103	(3,181,773)	370	8/21/2026	(773)
Sandisk Corp.	22	(2,672,626)	2,800	8/7/2026	(1,430)
Sandisk Corp.	40	(4,859,320)	3,280	8/7/2026	(800)(a)(b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Western Digital Corp.	63	$(3,432,492)	$840	8/7/2026	$(2,835)(a)(b)
Western Digital Corp.	63	(3,432,492)	900	8/7/2026	(788)
					(7,656)
Total calls					$(696,925)
Puts
Broadline Retail
Amazon.com, Inc.	144	(3,910,752)	215	8/7/2026	(2,304)
Capital Markets
Robinhood Markets, Inc.	632	(5,470,592)	80	8/7/2026	(57,196)
Communications Equipment
Lumentum Holdings, Inc.	44	(3,141,336)	570	8/7/2026	(19,360)
Motorola Solutions, Inc.	86	(3,747,450)	360	8/21/2026	(11,825)
					(31,185)
Diversified Telecommunication Services
AT&T, Inc.	1,658	(3,854,850)	19	8/7/2026	(1,658)
Space Exploration Technologies Corp.	256	(2,774,272)	100	8/7/2026	(130,560)
					(132,218)
Electrical Equipment
Bloom Energy Corp.	1,200	(24,697,200)	120	8/7/2026	(25,200)
Electronic Equipment, Instruments & Components
Fabrinet	74	(3,222,034)	340	8/21/2026	(63,640)
Entertainment
Spotify Technology SA	74	(3,699,556)	425	8/7/2026	(16,946)
Take-Two Interactive Software, Inc.	150	(3,643,800)	210	8/7/2026	(13,875)
					(30,821)
Ground Transportation
Uber Technologies, Inc.	496	(3,489,856)	63	8/7/2026	(14,632)
Interactive Media & Services
Reddit, Inc.	178	(2,503,926)	140	8/7/2026	(88,555)
Reddit, Inc.	200	(2,813,400)	115	8/28/2026	(36,100)
					(124,655)
IT Services
Coreweave, Inc.	450	(3,229,650)	55	8/7/2026	(8,325)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
MongoDB, Inc.	105	$(3,543,540)	$290	8/7/2026	$(12,810)
					(21,135)
Media
AppLovin Corp.	79	(3,127,610)	315	8/7/2026	(18,565)
EchoStar Corp.	375	(3,153,375)	80	8/7/2026	(76,875)
					(95,440)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	64	(3,047,360)	390	8/7/2026	(16,448)
Analog Devices, Inc.	91	(3,343,431)	335	8/7/2026	(17,972)
ASML Holding NV	20	(3,258,000)	1,460	8/7/2026	(14,850)
Broadcom, Inc.	91	(3,542,448)	325	8/7/2026	(2,002)
GLOBALFOUNDRIES, Inc	559	(2,794,441)	45	8/21/2026	(120,185)
Lam Research Corp.	206	(6,036,212)	235	8/7/2026	(26,471)
Micron Technology, Inc.	36	(2,962,908)	635	8/7/2026	(10,350)
NVIDIA Corp.	338	(6,785,350)	185	8/7/2026	(16,562)
Taiwan Semiconductor Manufacturing Co. Ltd.	84	(3,395,700)	345	8/7/2026	(2,940)
Tower Semiconductor Ltd.	138	(3,031,446)	175	8/7/2026	(49,680)
					(277,460)
Software
Oracle Corp.	274	(3,558,438)	105	8/7/2026	(3,562)
Palantir Technologies, Inc.	530	(6,522,180)	110	8/7/2026	(103,085)
Synopsys, Inc.	83	(3,226,708)	370	8/7/2026	(35,275)
Zscaler, Inc.	234	(3,538,080)	127	8/7/2026	(2,808)
					(144,730)
Technology Hardware, Storage & Peripherals
Apple, Inc.	113	(3,490,683)	285	8/7/2026	(3,842)
Sandisk Corp.	20	(2,429,660)	970	8/7/2026	(54,200)
Western Digital Corp.	63	(3,432,492)	370	8/7/2026	(5,891)
					(63,933)
Total puts					$(1,084,549)
Total options written (premium received $3,411,830)					$(1,781,474)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee.
At July 31, 2026, the Fund had securities pledged in the amount of $82,559,160 to cover collateral requirements for options written.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$87,137,631	$—	$39,041,138	$126,178,769
Other Common Stocks#	1,068,695,293	—	—	1,068,695,293
Total Common Stocks	1,155,832,924	—	39,041,138	1,194,874,062
Preferred Stocks#	—	—	91,929,232	91,929,232
Short-Term Investments	—	61,112,551	—	61,112,551
Total Investments	$1,155,832,924	$61,112,551	$130,970,370	$1,347,915,845

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Common Stocks(1)	$36,770	$—	$—	$2,271	$—	$—	$—	$—	$39,041	$2,271
Preferred Stocks(1)	69,336	—	—	(12,174)	1,270	—	—	—	58,432	(12,174)
Preferred Units(1)	32,160	—	—	1,337	—	—	—	—	33,497	1,337
Convertible Bonds(2)	6,913	—	—	(1,913)	2,000	(7,000)	—	—	—	—
Total	$145,179	$—	$—	$(10,479)	$3,270	$(7,000)	$—	$—	$130,970	$(8,566)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$39,041,138	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	9.8x	9.8x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Expected Volatility	67.0%	67.0%	Decrease
			Term (Years)	0.8	0.8	Decrease
			Transaction Price	$13.10	$13.10	Increase
Preferred Stocks	58,431,938	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	1.9x - 14.1x	5.3x	Increase
			Discount Rate	3.5% - 15.0%	9.3%	Decrease
			Expected Volatility	25.0% - 60.0%	52.8%	Decrease
			Liquidation Preference	0.5x - 2.8x	2.0x	Increase
			Term (Years)	0.7 - 1.7	1.0	Decrease
			Recovery Value	$3.16	$3.16	Increase
			Transaction Price	$4.55 - $68.95	$15.00	Increase
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Preferred Units	$33,497,294	Market Approach	Enterprise value/Revenue multiple (EV/Revenue)	3.3x	3.3x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	17.6x	17.6x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Term (Years)	0.8	0.8	Decrease
			Expected Volatility	30.0%	30.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At the beginning of the period, these investments were valued in accordance with the procedures approved by the valuation designee.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(1,695,187)	$—	$(86,287)	$(1,781,474)
Total	$(1,695,187)	$—	$(86,287)	$(1,781,474)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Other Financial Instruments
Written Option Contracts(1)	$(231)	$—	$531	$156	$15	$(557)	$—	$—	$(86)	$156
Total	$(231)	$—	$531	$156	$15	$(557)	$—	$—	$(86)	$156
(1) At July 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

July 31, 2026
Notes to Consolidated Schedule of Investments Neuberger Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Effective December 18, 2025, the Fund's name was changed from Neuberger Berman Next Generation Connectivity Fund Inc. to Neuberger Next Generation Connectivity Fund Inc.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in common stocks, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Neuberger Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)
evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of July 31, 2026, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets Applicable to Common Stockholders
$31,712,927	2.4%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Neuberger Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.